Capital Management - Additional Information (Details) - CAD ($) $ in Thousands	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2024
Disclosure of objectives, policies and processes for managing capital [line items]
Shareholders Equity	$ 11,749	$ 23,626	$ 35,678
Capital Management
Disclosure of objectives, policies and processes for managing capital [line items]
Shareholders Equity	$ 11,800